Borrowings and Debt Securities - Schedule of Changes in Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	₩ 133,631,830	₩ 120,605,365
Cash flows	(3,606,323)	12,692,924
Effect of exchange rate fluctuations	2,544,683	335,353
Others	(36,790)	(1,812)
Ending balance	132,533,400	133,631,830
Borrowings
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	19,839,652	15,420,176
Cash flows	604,841	4,406,382
Effect of exchange rate fluctuations	250,661	13,210
Others	(35,773)	(116)
Ending balance	20,659,381	19,839,652
Debt securities
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	113,792,178	105,185,189
Cash flows	(4,211,164)	8,286,542
Effect of exchange rate fluctuations	2,294,022	322,143
Others	(1,017)	(1,696)
Ending balance	₩ 111,874,019	₩ 113,792,178